First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 93.2%
	Automotive – 4.0%
$2,070,000	Ford Motor Co.	8.50%	04/21/23	$2,301,002
2,170,000	Ford Motor Co.	9.00%	04/22/25	2,559,537
1,400,000	Ford Motor Co.	4.35%	12/08/26	1,423,016
1,528,000	Ford Motor Co.	7.45%	07/16/31	1,814,003
2,610,000	Ford Motor Co.	4.75%	01/15/43	2,394,675
2,222,000	Ford Motor Credit Co., LLC	2.98%	08/03/22	2,235,421
3,500,000	Ford Motor Credit Co., LLC (a)	4.25%	09/20/22	3,575,740
5,000,000	Ford Motor Credit Co., LLC (a)	5.11%	05/03/29	5,354,750
				21,658,144
	Basic Industry – 5.9%
3,911,000	Builders FirstSource, Inc. (a) (b)	6.75%	06/01/27	4,313,579
850,000	Builders FirstSource, Inc. (b)	5.00%	03/01/30	893,473
320,000	CD&R Smokey Buyer, Inc. (b)	6.75%	07/15/25	342,800
4,111,000	Core & Main L.P. (a) (b)	6.13%	08/15/25	4,244,936
2,050,000	Cornerstone Building Brands, Inc. (a) (b)	8.00%	04/15/26	2,120,530
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,496,492
2,979,000	KB Home	7.50%	09/15/22	3,272,476
3,500,000	LGI Homes, Inc. (a) (b)	6.88%	07/15/26	3,739,960
1,855,000	Meritage Homes Corp.	6.00%	06/01/25	2,135,931
2,045,000	Olin Corp. (a)	5.13%	09/15/27	1,984,478
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	4,071,302
880,000	WESCO Distribution, Inc. (b)	7.13%	06/15/25	966,869
1,045,000	WESCO Distribution, Inc. (b)	7.25%	06/15/28	1,143,131
				31,725,957
	Capital Goods – 7.5%
1,065,000	Amsted Industries, Inc. (b)	5.63%	07/01/27	1,127,366
2,675,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	2,749,057
1,470,000	EnerSys (b)	4.38%	12/15/27	1,489,735
4,145,000	GPC Merger Sub, Inc. (b)	7.13%	08/15/28	4,318,572
3,100,000	Mauser Packaging Solutions Holding Co. (b)	5.50%	04/15/24	3,165,224
1,700,000	Mauser Packaging Solutions Holding Co. (b)	7.25%	04/15/25	1,634,125
1,010,000	Navistar International Corp. (b)	9.50%	05/01/25	1,155,819
2,870,000	Owens-Brockway Glass Container, Inc. (b)	6.63%	05/13/27	3,112,156
3,725,000	Sealed Air Corp. (a) (b)	5.50%	09/15/25	4,129,703
2,462,000	Spirit AeroSystems, Inc. (b)	7.50%	04/15/25	2,424,528
625,000	TransDigm, Inc. (b)	8.00%	12/15/25	678,750
3,360,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	3,549,017
3,055,000	TransDigm, Inc.	5.50%	11/15/27	2,904,388
2,375,000	Trident TPI Holdings, Inc. (b)	9.25%	08/01/24	2,527,665
2,660,000	Trident TPI Holdings, Inc. (a) (b)	6.63%	11/01/25	2,623,146
4,270,000	Triumph Group, Inc.	7.75%	08/15/25	2,787,670
				40,376,921
	Consumer Goods – 10.2%
750,000	Chobani LLC/Chobani Finance Corp., Inc. (b)	7.50%	04/15/25	784,211
3,245,000	Cott Holdings, Inc. (b)	5.50%	04/01/25	3,374,800
2,120,000	Edgewell Personal Care Co. (b)	5.50%	06/01/28	2,297,836
575,000	Energizer Holdings, Inc. (b)	6.38%	07/15/26	613,818
5,030,000	Kraft Heinz Foods Co. (a)	5.00%	07/15/35	5,899,390
1,880,000	Kraft Heinz Foods Co.	5.00%	06/04/42	2,113,664
4,635,000	Kronos Acquisition Holdings, Inc. (a) (b)	9.00%	08/15/23	4,727,700
1,585,000	Mattel, Inc. (b)	5.88%	12/15/27	1,724,940
893,000	Newell Brands, Inc. (a)	5.88%	04/01/36	1,013,555
3,965,000	Performance Food Group, Inc. (a) (b)	5.50%	06/01/24	4,014,146

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods (Continued)
$2,160,000	Performance Food Group, Inc. (b)	5.50%	10/15/27	$2,234,153
2,000,000	Pilgrim’s Pride Corp. (b)	5.75%	03/15/25	2,052,500
3,610,000	Post Holdings, Inc. (b)	5.00%	08/15/26	3,789,399
1,765,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	1,884,693
1,970,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,075,888
3,900,000	Prestige Brands, Inc. (a) (b)	6.38%	03/01/24	4,046,660
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,393,622
1,655,000	Scotts Miracle-Gro (The) Co. (a)	4.50%	10/15/29	1,757,453
3,910,000	Spectrum Brands, Inc. (a)	5.75%	07/15/25	4,037,075
481,000	Spectrum Brands, Inc. (b)	5.00%	10/01/29	497,142
2,500,000	US Foods, Inc. (b)	5.88%	06/15/24	2,501,575
2,000,000	US Foods, Inc. (b)	6.25%	04/15/25	2,147,670
				54,981,890
	Energy – 11.6%
1,600,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp. (a)	5.38%	09/15/24	1,456,424
2,000,000	Antero Resources Corp.	5.13%	12/01/22	1,604,450
1,600,000	Apache Corp.	5.10%	09/01/40	1,556,000
1,560,000	Archrock Partners L.P./Archrock Partners Finance Corp. (b)	6.25%	04/01/28	1,579,500
1,919,000	Centennial Resource Production LLC (b)	6.88%	04/01/27	873,922
1,455,000	Cheniere Energy Partners L.P.	4.50%	10/01/29	1,541,267
800,000	CNX Resources Corp. (b)	7.25%	03/14/27	784,984
960,000	Continental Resources, Inc./OK	3.80%	06/01/24	931,651
1,041,000	Continental Resources, Inc./OK	4.38%	01/15/28	972,908
980,000	Continental Resources, Inc./OK	4.90%	06/01/44	846,147
920,000	DCP Midstream Operating L.P.	5.63%	07/15/27	955,420
934,000	DCP Midstream Operating L.P.	5.13%	05/15/29	941,762
386,000	Endeavor Energy Resources L.P./ EER Finance, Inc. (b)	6.63%	07/15/25	406,145
5,435,000	EnLink Midstream LLC (a)	5.38%	06/01/29	4,359,386
1,825,000	EQM Midstream Partners L.P. (b)	6.50%	07/01/27	2,014,827
1,700,000	EQM Midstream Partners L.P.	5.50%	07/15/28	1,766,351
400,000	EQT Corp.	3.90%	10/01/27	377,832
375,000	EQT Corp.	8.75%	02/01/30	434,644
791,000	Hess Midstream Operations L.P. (b)	5.63%	02/15/26	822,300
2,665,000	Laredo Petroleum, Inc. (a)	9.50%	01/15/25	1,928,767
1,510,000	Laredo Petroleum, Inc.	10.13%	01/15/28	1,075,875
640,000	Matador Resources Co.	5.88%	09/15/26	487,917
4,685,000	Oasis Petroleum, Inc. (b)	6.25%	05/01/26	846,369
568,000	Occidental Petroleum Corp.	2.60%	08/13/21	561,965
4,280,000	Occidental Petroleum Corp.	8.50%	07/15/27	4,776,908
747,000	Occidental Petroleum Corp.	4.63%	06/15/45	622,102
2,053,000	Occidental Petroleum Corp. (a)	4.40%	04/15/46	1,676,079
1,250,000	Parsley Energy LLC/Parsley Finance Corp. (b)	5.38%	01/15/25	1,291,012
1,030,000	Parsley Energy LLC/Parsley Finance Corp. (b)	4.13%	02/15/28	1,017,125
1,769,000	PBF Holding Co., LLC/PBF Finance Corp. (b)	9.25%	05/15/25	1,979,343
3,057,000	QEP Resources, Inc. (a)	5.63%	03/01/26	1,790,347
4,335,000	Southwestern Energy Co.	7.50%	04/01/26	4,080,991
770,000	Sunoco L.P./Sunoco Finance Corp.	6.00%	04/15/27	814,106
2,000,000	Targa Pipeline Partners L.P./Targa Pipeline Finance Corp. (a)	5.88%	08/01/23	1,905,000
2,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	2,045,810
1,645,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (a)	6.88%	01/15/29	1,860,898
1,830,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	09/01/27	1,873,883

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$909,000	Western Midstream Operating L.P.	4.50%	03/01/28	$915,818
4,551,000	Western Midstream Operating L.P.	4.05%	02/01/30	4,614,555
400,000	WPX Energy, Inc.	5.25%	10/15/27	395,176
2,270,000	WPX Energy, Inc.	4.50%	01/15/30	2,117,558
				62,903,524
	Financial Services – 2.5%
1,825,000	Aviation Capital Group LLC (b)	5.50%	12/15/24	1,871,268
3,085,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.	6.25%	05/15/26	3,267,354
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,441,209
675,000	Nationstar Mortgage Holdings, Inc. (a) (b)	6.00%	01/15/27	689,661
955,000	OneMain Finance Corp.	7.75%	10/01/21	1,009,698
1,540,000	OneMain Finance Corp. (a)	6.13%	03/15/24	1,678,354
765,000	OneMain Finance Corp.	8.88%	06/01/25	863,953
1,225,000	OneMain Finance Corp. (a)	6.63%	01/15/28	1,405,859
1,011,000	OneMain Finance Corp.	5.38%	11/15/29	1,072,974
				13,300,330
	Healthcare – 8.2%
1,500,000	Avantor, Inc. (a) (b)	6.00%	10/01/24	1,580,625
1,425,000	Bausch Health Americas, Inc. (b)	8.50%	01/31/27	1,587,471
780,000	Carriage Services, Inc. (b)	6.63%	06/01/26	827,635
2,500,000	Catalent Pharma Solutions, Inc. (a) (b)	4.88%	01/15/26	2,577,650
2,625,000	CHS/Community Health Systems, Inc. (b)	6.63%	02/15/25	2,658,600
6,580,000	CHS/Community Health Systems, Inc. (a) (b)	8.00%	03/15/26	6,746,277
1,210,000	Hill-Rom Holdings, Inc. (b)	4.38%	09/15/27	1,278,081
3,000,000	IQVIA, Inc. (b)	5.00%	10/15/26	3,176,190
750,000	Jaguar Holding Co. II/PPD Development L.P. (b)	5.00%	06/15/28	799,463
1,220,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (b)	7.38%	06/01/25	1,301,588
2,065,000	Par Pharmaceutical, Inc. (b)	7.50%	04/01/27	2,199,101
2,000,000	Service Corp International (a)	5.38%	05/15/24	2,044,790
4,750,000	Service Corp International (a)	7.50%	04/01/27	5,526,910
1,730,000	Teleflex, Inc. (b)	4.25%	06/01/28	1,855,425
2,450,000	Tenet Healthcare Corp. (a)	8.13%	04/01/22	2,642,937
1,767,000	Tenet Healthcare Corp. (a) (b)	4.88%	01/01/26	1,850,579
2,300,000	Verscend Escrow Corp. (b)	9.75%	08/15/26	2,553,264
3,245,000	West Street Merger Sub, Inc. (a) (b)	6.38%	09/01/25	3,301,787
				44,508,373
	Insurance – 1.4%
3,357,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)	6.75%	10/15/27	3,572,486
990,000	AmWINS Group, Inc. (b)	7.75%	07/01/26	1,093,762
2,205,000	HUB International Ltd. (b)	7.00%	05/01/26	2,346,131
505,000	NMI Holdings, Inc. (b)	7.38%	06/01/25	549,720
				7,562,099
	Leisure – 4.6%
1,124,000	Boyd Gaming Corp. (b)	8.63%	06/01/25	1,240,480
1,950,000	Boyd Gaming Corp.	6.38%	04/01/26	1,996,586
4,110,000	Caesars Resort Collection LLC/CRC Finco, Inc. (b)	5.25%	10/15/25	3,711,063
1,055,000	Colt Merger Sub, Inc. (b)	5.75%	07/01/25	1,098,519
1,290,000	Colt Merger Sub, Inc. (b)	6.25%	07/01/25	1,347,379
4,600,000	Colt Merger Sub, Inc. (a) (b)	8.13%	07/01/27	4,692,253
1,845,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.	5.63%	05/01/24	2,006,631
1,682,000	MGM Resorts International	5.50%	04/15/27	1,692,773

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Leisure (Continued)
$3,900,000	Scientific Games International, Inc. (b)	8.25%	03/15/26	$3,912,850
3,175,000	Scientific Games International, Inc. (b)	7.00%	05/15/28	2,926,366
				24,624,900
	Media – 8.8%
2,200,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.88%	05/01/27	2,328,700
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	3,548,531
2,818,000	Clear Channel Worldwide Holdings, Inc.	9.25%	02/15/24	2,543,541
3,500,000	CSC Holdings LLC (a)	5.25%	06/01/24	3,858,750
1,250,000	CSC Holdings LLC (b)	6.63%	10/15/25	1,309,375
2,325,000	CSC Holdings LLC (b)	5.50%	04/15/27	2,495,887
1,180,000	CSC Holdings LLC (b)	5.75%	01/15/30	1,309,570
2,255,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a) (b)	5.38%	08/15/26	1,741,954
4,989,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a) (b)	6.63%	08/15/27	2,737,714
900,000	DISH DBS Corp.	5.88%	11/15/24	939,749
1,200,000	DISH DBS Corp. (a)	7.75%	07/01/26	1,354,638
2,820,000	DISH DBS Corp. (b)	7.38%	07/01/28	2,991,907
2,100,000	iHeartCommunications, Inc.	8.38%	05/01/27	2,100,514
1,255,000	iHeartCommunications, Inc. (b)	5.25%	08/15/27	1,269,671
1,250,000	iHeartCommunications, Inc. (b)	4.75%	01/15/28	1,243,112
2,115,000	Lamar Media Corp.	5.75%	02/01/26	2,225,350
3,520,000	Nexstar Broadcasting, Inc. (b)	5.63%	07/15/27	3,772,965
5,020,000	Sinclair Television Group, Inc. (a) (b)	5.50%	03/01/30	5,026,978
3,150,000	Sirius XM Radio, Inc. (b)	5.38%	07/15/26	3,329,062
875,000	TEGNA, Inc. (b)	4.63%	03/15/28	866,906
655,000	TripAdvisor, Inc. (b)	7.00%	07/15/25	687,537
				47,682,411
	Real Estate – 2.1%
1,980,000	GLP Capital L.P./GLP Financing II, Inc.	5.38%	04/15/26	2,218,719
1,268,000	GLP Capital L.P./GLP Financing II, Inc.	5.75%	06/01/28	1,436,650
631,000	Hospitality Properties Trust	4.95%	02/15/27	572,822
375,000	Service Properties Trust	4.50%	03/15/25	339,488
3,134,000	Service Properties Trust	7.50%	09/15/25	3,326,713
2,510,000	Service Properties Trust	5.25%	02/15/26	2,265,275
360,000	Service Properties Trust	4.75%	10/01/26	317,700
743,000	Service Properties Trust	4.95%	10/01/29	636,658
				11,114,025
	Retail – 3.6%
662,000	Burlington Coat Factory Warehouse Corp. (b)	6.25%	04/15/25	709,581
2,000,000	Hanesbrands, Inc. (b)	4.63%	05/15/24	2,120,610
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b)	5.25%	06/01/26	3,474,421
620,000	Kohl’s Corp.	9.50%	05/15/25	733,997
695,000	L Brands, Inc. (b)	6.88%	07/01/25	749,551
495,000	L Brands, Inc. (b)	9.38%	07/01/25	552,544
3,100,000	L Brands, Inc. (a)	7.50%	06/15/29	3,195,511
3,770,000	Macy’s, Inc. (a) (b)	8.38%	06/15/25	3,943,269
1,825,000	PetSmart, Inc. (b)	5.88%	06/01/25	1,875,188
990,000	PVH Corp. (b)	4.63%	07/10/25	1,013,829
1,290,000	William Carter (The) Co. (b)	5.50%	05/15/25	1,375,069
				19,743,570
	Services – 8.6%
1,870,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	6.63%	07/15/26	2,003,238

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services (Continued)
$3,505,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	9.75%	07/15/27	$3,901,976
1,824,000	Aramark Services, Inc. (b)	6.38%	05/01/25	1,926,600
1,625,000	Aramark Services, Inc. (a)	4.75%	06/01/26	1,621,596
1,250,000	Brink’s (The) Co. (b)	5.50%	07/15/25	1,330,469
2,420,000	Clean Harbors, Inc. (b)	4.88%	07/15/27	2,569,556
3,545,000	Darling Ingredients, Inc. (b)	5.25%	04/15/27	3,794,586
2,740,000	H&E Equipment Services, Inc. (a)	5.63%	09/01/25	2,856,450
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,821,300
1,199,000	Iron Mountain, Inc. (a) (b)	4.88%	09/15/27	1,248,944
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,941,521
1,575,000	Iron Mountain, Inc. (b)	5.25%	07/15/30	1,654,734
910,000	Iron Mountain, Inc. (b)	5.63%	07/15/32	978,355
995,000	Picasso Finance Sub, Inc. (b)	6.13%	06/15/25	1,058,630
3,805,000	ServiceMaster (The) Co. LLC (a) (b)	5.13%	11/15/24	3,929,062
4,835,000	Staples, Inc. (a) (b)	7.50%	04/15/26	4,250,303
3,712,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (b)	6.75%	06/01/25	3,844,203
3,650,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	3,715,353
				46,446,876
	Technology & Electronics – 4.9%
900,000	Boxer Parent Co., Inc. (b)	7.13%	10/02/25	993,546
2,380,000	CommScope, Inc. (b)	6.00%	03/01/26	2,542,280
3,150,000	CommScope, Inc. (a) (b)	8.25%	03/01/27	3,400,913
1,375,000	CommScope, Inc. (b)	7.13%	07/01/28	1,457,459
4,996,000	Dell International LLC/EMC Corp. (a) (b)	8.35%	07/15/46	6,971,168
1,900,000	Entegris, Inc. (b)	4.38%	04/15/28	2,011,074
2,330,000	Go Daddy Operating Co., LLC/GD Finance Co, Inc. (a) (b)	5.25%	12/01/27	2,489,757
2,965,000	NCR Corp. (a)	6.38%	12/15/23	3,061,674
585,000	Presidio Holdings, Inc. (b)	8.25%	02/01/28	610,228
2,827,000	Qorvo, Inc.	5.50%	07/15/26	3,039,053
				26,577,152
	Telecommunications – 6.6%
720,000	CenturyLink, Inc., Series P	7.60%	09/15/39	827,568
720,000	Embarq Corp.	8.00%	06/01/36	845,438
5,925,000	Level 3 Financing, Inc. (a)	5.38%	05/01/25	6,132,375
2,850,000	Qualitytech L.P./QTS Finance Corp. (a) (b)	4.75%	11/15/25	2,960,138
1,930,000	SBA Communications Corp. (b)	3.88%	02/15/27	2,000,792
3,875,000	Sprint Capital Corp. (a)	6.88%	11/15/28	5,035,369
4,545,000	Sprint Capital Corp. (a)	8.75%	03/15/32	7,015,208
3,685,000	Sprint Corp. (a)	7.63%	03/01/26	4,611,759
3,295,000	T-Mobile USA, Inc.	6.00%	03/01/23	3,327,588
2,925,000	T-Mobile USA, Inc. (a)	6.00%	04/15/24	2,997,657
				35,753,892
	Transportation – 1.9%
1,584,683	American Airlines 2013-2 Class A Pass Through Trust	4.95%	01/15/23	1,289,540
84,634	Continental Airlines 2005-ERJ1 Pass Through Trust	9.80%	04/01/21	78,326
2,050,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (b)	6.50%	06/20/27	2,126,875
2,420,692	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	2,295,476
4,331,000	XPO Logistics, Inc. (a) (b)	6.50%	06/15/22	4,351,464
				10,141,681
	Utility – 0.8%
715,000	Calpine Corp.	5.75%	01/15/25	737,523

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Utility (Continued)
$1,265,000	PG&E Corp.	5.00%	07/01/28	$1,303,298
2,350,000	PG&E Corp.	5.25%	07/01/30	2,446,937
				4,487,758
	Total Corporate Bonds and Notes			503,589,503
	(Cost $490,170,417)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 26.0%
	Automotive – 1.7%
4,500,000	Adient Global Holdings Ltd. (USD) (a) (b)	4.88%	08/15/26	4,210,312
1,020,000	Clarios Global L.P. (USD) (b)	6.75%	05/15/25	1,098,407
675,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	6.25%	05/15/26	723,597
2,750,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	8.50%	05/15/27	2,894,788
				8,927,104
	Basic Industry – 2.7%
2,700,000	Alcoa Nederland Holding B.V. (USD) (a) (b)	7.00%	09/30/26	2,895,251
2,500,000	Cemex S.A.B. de C.V. (USD) (b)	7.38%	06/05/27	2,671,525
2,725,000	Intertape Polymer Group, Inc. (USD) (a) (b)	7.00%	10/15/26	2,853,920
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	2,030,264
1,625,000	SPCM S.A. (USD) (b)	4.88%	09/15/25	1,676,813
2,200,000	Stora Enso OYJ (USD) (b)	7.25%	04/15/36	2,728,101
				14,855,874
	Capital Goods – 3.8%
3,900,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (b)	5.25%	08/15/27	4,086,303
3,500,000	Bombardier, Inc. (USD) (b)	8.75%	12/01/21	3,505,827
3,005,000	Bombardier, Inc. (USD) (b)	6.13%	01/15/23	2,587,305
1,605,000	Bombardier, Inc. (USD) (b)	7.88%	04/15/27	1,278,591
4,330,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	4,288,454
4,425,000	Vertical Holdco GmbH (USD) (b)	7.63%	07/15/28	4,712,625
				20,459,105
	Consumer Goods – 1.9%
2,600,000	JBS Investments II GmbH (USD) (b)	7.00%	01/15/26	2,800,915
2,725,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (b)	6.50%	04/15/29	3,092,357
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a) (b)	5.50%	01/15/30	1,104,000
2,161,000	MARB BondCo PLC (USD) (c)	6.88%	01/19/25	2,262,297
708,000	Minerva Luxembourg S.A. (USD) (b)	6.50%	09/20/26	744,558
				10,004,127
	Energy – 1.0%
2,065,000	MEG Energy Corp. (USD) (a) (b)	7.13%	02/01/27	1,843,013
1,935,000	Petrobras Global Finance B.V. (USD)	7.38%	01/17/27	2,276,866
3,010,000	Transocean, Inc. (USD) (b)	7.25%	11/01/25	1,489,950
				5,609,829
	Financial Services – 0.8%
775,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (USD)	6.50%	07/15/25	832,521

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Financial Services (Continued)
3,256,000	Fairstone Financial, Inc. (USD) (b)	7.88%	07/15/24	$3,298,393
				4,130,914
	Healthcare – 4.3%
4,130,000	Bausch Health Cos., Inc. (USD) (a) (b)	9.00%	12/15/25	4,568,606
4,600,000	Bausch Health Cos., Inc. (USD) (b)	5.00%	01/30/28	4,628,658
1,740,000	Bausch Health Cos., Inc. (USD) (b)	6.25%	02/15/29	1,851,082
7,380,000	Bausch Health Cos., Inc. (USD) (a) (b)	7.25%	05/30/29	8,130,435
3,850,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (a) (b)	7.13%	01/31/25	4,232,998
				23,411,779
	Leisure – 1.6%
2,298,000	International Game Technology PLC (USD) (b)	6.25%	02/15/22	2,406,776
1,253,000	International Game Technology PLC (USD) (b)	5.25%	01/15/29	1,282,314
4,385,000	Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC (USD) (a) (b)	7.00%	07/15/26	4,741,829
				8,430,919
	Media – 0.6%
1,521,000	Clear Channel International B.V. (USD) (b)	6.63%	08/01/25	1,560,926
1,820,000	UPC Holding, B.V. (USD) (b)	5.50%	01/15/28	1,851,514
				3,412,440
	Retail – 0.4%
1,855,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	5.75%	04/15/25	1,987,558
	Services – 1.8%
1,600,000	Garda World Security Corp. (USD) (b)	4.63%	02/15/27	1,648,872
1,525,000	Garda World Security Corp. (USD) (b)	9.50%	11/01/27	1,664,827
730,000	GFL Environmental, Inc. (USD) (b)	5.13%	12/15/26	776,056
1,407,000	GFL Environmental, Inc. (USD) (b)	8.50%	05/01/27	1,579,519
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,279,255
				9,948,529
	Telecommunications – 5.4%
1,240,000	Altice Financing S.A. (USD) (a) (b)	5.00%	01/15/28	1,274,552
8,452,000	Altice France Holding S.A. (USD) (a) (b)	10.50%	05/15/27	9,703,952
6,845,000	Altice France Holding S.A. (USD) (a) (b)	6.00%	02/15/28	6,849,415
4,300,000	Altice France S.A./France (USD) (b)	7.38%	05/01/26	4,591,110
600,000	DKT Finance ApS (EUR) (c)	7.00%	06/17/23	714,542
1,116,000	DKT Finance ApS (USD) (b)	9.38%	06/17/23	1,128,555
3,540,000	Telecom Italia Capital S.A. (USD) (a)	7.72%	06/04/38	4,926,689
				29,188,815
	Total Foreign Corporate Bonds and Notes			140,366,993
	(Cost $135,280,809)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 6.0%
	Automotive – 1.0%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (a) (d)	5.75%	(e)	5,615,880

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Banking – 3.4%
2,940,000	Bank of America Corp., Series DD (USD) (d)	6.30%	(e)	$3,382,171
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (c) (f)	0.35%	(e)	2,976,026
4,475,000	Citigroup, Inc., Series M (USD) (d)	6.30%	(e)	4,693,402
3,935,000	Citigroup, Inc., Series V (USD) (d)	4.70%	(e)	3,789,897
3,500,000	Goldman Sachs Group (The), Inc., Series P (USD) (d)	5.00%	(e)	3,354,882
				18,196,378
	Capital Goods – 0.4%
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (b) (f)	2.02%	02/15/42	2,124,057
	Insurance – 1.2%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (f)	2.41%	02/12/47	4,329,423
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (f)	2.64%	05/17/66	2,456,108
				6,785,531
	Total Capital Preferred Securities			32,721,846
	(Cost $35,198,076)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 1.3%
	Energy – 0.1%
$962,623	Crestwood Holdings LLC, Term Loan B, 1 Mo. LIBOR + 7.50%, 0.00% Floor	7.69%	03/06/23	623,905
	Healthcare – 1.0%
5,770,690	Ortho-Clinical Diagnostics S.A., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.42%	06/30/25	5,604,783
	Insurance – 0.2%
995,000	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	995,358
	Total Senior Floating-Rate Loan Interests			7,224,046
	(Cost $7,688,660)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.6%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
18,820	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (i)	38.45%	06/25/37	42,855
	Commercial Mortgage-Backed Securities – 0.6%
	Securitized Asset Backed Receivables LLC Trust
7,141,515	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (f)	0.25%	08/25/36	2,959,814
	Total Mortgage-Backed Securities			3,002,669
	(Cost $5,125,087)
ASSET-BACKED SECURITIES – 0.0%
	KeyCorp Student Loan Trust,
99,395	Series 2000-A, Class A2, 3 Mo. LIBOR + 0.32% (f)	0.68%	05/25/29	99,187
	(Cost $95,357)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (j) (k) (l) (m)	$73,622
	Utility – 0.1%
13,918	Vistra Corp.	259,710
	Total Common Stocks	333,332
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp. (k) (m)	15,136
	(Cost $22,917)

	Total Investments – 127.2%			687,352,712
	(Cost $674,579,211) (n)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (11.9)%
$(35,950,000)	United States Treasury Note	1.38%	09/30/23	(37,366,951)
(24,000,000)	United States Treasury Note	2.88%	05/31/25	(27,071,250)
	Total U.S. Government Bonds Sold Short			(64,438,201)
	(Proceeds $58,229,835)
CORPORATE BONDS SOLD SHORT – (2.2)%
	Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,611,561)
	Healthcare – (0.3)%
(1,500,000)	DaVita, Inc.	5.00%	05/01/25	(1,542,750)
	Media – (1.0)%
(5,145,000)	Netflix, Inc.	4.38%	11/15/26	(5,724,790)
	Technology & Electronics – (0.6)%
(2,930,000)	Amkor Technology, Inc. (b)	6.63%	09/15/27	(3,229,783)
	Total Corporate Bonds Sold Short			(12,108,884)
	(Proceeds $10,926,926)
FOREIGN CORPORATE BONDS SOLD SHORT – (0.6)%
	Basic Industry – (0.6)%
(2,900,000)	FMG Resources (August 2006) Pty Ltd. (USD) (b)	5.13%	05/15/24	(3,103,305)
	(Proceeds $3,026,975)
	Total Investments Sold Short – (14.7)%			(79,650,390)
	(Proceeds $72,183,736)

Outstanding Loan – (15.3)%	(82,497,470)
Net Other Assets and Liabilities – 2.8%	15,252,423
Net Assets – 100.0%	$540,457,275

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2020	Sale Value as of 7/31/2020	Unrealized Appreciation/ (Depreciation)
11/02/20	JPM	USD	3,578,284	EUR	3,112,000	$ 3,578,284	$ 3,673,017	$ (94,733)

Counterparty Abbreviations
JPM	JPMorgan Chase

(a)	This security or a portion of this security is segregated as collateral for investments sold short.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $431,675,809 of total investments and $(6,333,088) of total investments sold short, or 79.9% and (1.2)% of net assets, respectively.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Perpetual maturity.
(f)	Floating or variable rate security.
(g)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(i)	Inverse floating rate security.
(j)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $73,622 or 0.0% of net assets.
(k)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(m)	Non-income producing security.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $35,820,362 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,608,248. The net unrealized appreciation was $5,212,114. The amounts presented are inclusive of investments sold short and derivative contracts.

EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 503,589,503	$ —	$ 503,589,503	$ —
Foreign Corporate Bonds and Notes*	140,366,993	—	140,366,993	—
Capital Preferred Securities*	32,721,846	—	32,721,846	—
Senior Floating-Rate Loan Interests*	7,224,046	—	7,224,046	—
Mortgage-Backed Securities	3,002,669	—	3,002,669	—
Asset-Backed Securities	99,187	—	99,187	—
Common Stocks:
Energy	73,622	—	—	73,622
Utility	259,710	259,710	—	—
Rights*	15,136	—	15,136	—
Total Investments	$ 687,352,712	$ 259,710	$ 687,019,380	$ 73,622
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (64,438,201)	$ —	$ (64,438,201)	$ —
Corporate Bonds Sold Short*	(12,108,884)	—	(12,108,884)	—
Foreign Corporate Bonds Sold Short*	(3,103,305)	—	(3,103,305)	—
Forward Foreign Currency Contracts	(94,733)	—	(94,733)	—
Total	$ (79,745,123)	$—	$ (79,745,123)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.